Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Schedule of Net Other Income	The following table shows the detail of net other income (expenses) for the six-month periods ended June 30, 2023 and 2022:
	2023	2022
Government grant	$109,472	$89
Loss on asset disposal	-	(145)
Exchange gains (losses)	(14,153)	19,873
Bank charges	(6,648)	(5,985)
Miscellaneous income	4,627	1,200
Miscellaneous expenses	(88,627)	(1)
Total other income (expenses), net	$4,671	$15,031